Debt And Liquidity (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total Debt	$ 2,210,006	$ 339,374	$ 365,432
Less: Short-term Debt	(106,378)	(16,474)	(8,852)
Long-term debt	2,103,628	322,900	356,580
Senior Notes
Debt Instrument [Line Items]
Total Debt	0	280,586	274,132
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total Debt	2,209,075	0
Other Debt
Debt Instrument [Line Items]
Total Debt	931	596	569
Old Credit Facility (Old Revolving Facility and Old Term Loan Facility)
Debt Instrument [Line Items]
Old Credit Facility (Old Revolving Facility and Old Term Loan Facility)	$ 0	$ 58,192	$ 90,731